Other liabilities	6 Months Ended
Jun. 30, 2022
Other liabilities

22.	Other liabilities

	June 30,	December 31,
€ in thousand	2022	2021
Deferred income	3,859	4,966
Other financial liabilities	47	44
Miscellaneous liabilities	3	8
Other liabilities	3,908	5,019
Less non-current portion	(654)	(69)
Current portion	3,254	4,950